Consolidated Balance Sheets (unaudited) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 8,438	$ 12,858
Restricted cash	1,550	1,550
Accounts receivable trade, net	2,552	2,783
Inventories	4,201	4,049
Other current assets	519	1,089
Total current assets	17,260	22,329
Fixed assets:
Vessels, net	257,266	232,109
Office equipment, net	2	19
Total fixed assets	257,268	232,128
Other non-current assets:
Deferred charges	1,122	1,572
Restricted cash, non-current	910	1,500
Other non-current assets	0	5
TOTAL ASSETS	276,560	257,534
Current liabilities:
Current portion of long-term debt, net of deferred finance costs	19,726	10,301
Current portion of convertible promissory notes	0	200
Trade accounts and other payables	6,675	6,350
Accrued liabilities	3,651	2,529
Deferred revenue	1,854	1,850
Total current liabilities	31,906	21,230
Non-current liabilities:
Long-term debt, net of current portion and deferred finance costs	179,965	198,497
Due to related parties, non-current	17,340	5,878
Long-term portion of convertible promissory notes	5,988	1,097
Total liabilities	235,199	226,702
Commitments and contingencies
STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued	0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at September 30, 2017 and December 31, 2016; 36,979,346 and 34,072,210 shares issued and outstanding as at September 30, 2017 and December 31, 2016, respectively	3	3
Additional paid-in capital	382,939	369,291
Accumulated deficit	(341,581)	(338,462)
Total Stockholders' equity	41,361	30,832
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY	$ 276,560	$ 257,534